MFC Bancorp and its Significant Subsidiaries (Details)	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Kasese Cobalt Company Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	Kasese Cobalt Company Limited
Country of incorporation of subsidiary	Uganda
Proportion of ownership interest in subsidiary	75.00%
MFC (A) Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	MFC (A) Ltd
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	99.72%
MFC (D) Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	MFC (D) Ltd
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	99.72%
M Financial Corp.
Disclosure of subsidiaries [line items]
Name of subsidiary	M Financial Corp.
Country of incorporation of subsidiary	Barbados
Proportion of ownership interest in subsidiary	100.00%
Merchants Financial Corp
Disclosure of subsidiaries [line items]
Name of subsidiary	Merchants Financial Corp
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	99.96%
MFC Merchant Bank Limited
Disclosure of subsidiaries [line items]
Name of subsidiary	MFC Merchant Bank Limited
Country of incorporation of subsidiary	Malta
Proportion of ownership interest in subsidiary	100.00%
Sino Medical Technology Co. Ltd
Disclosure of subsidiaries [line items]
Name of subsidiary	Sino Medical Technology Co. Ltd
Country of incorporation of subsidiary	Marshall Islands
Proportion of ownership interest in subsidiary	99.54%